Fair Value of Financial Instruments (Details) (Fair value of assets and liabilities that are measured on a recurring basis, Fair Value Measurements Using Inputs Considered as Level 2, USD $)
In Thousands, unless otherwise specified
	Mar. 31, 2012	Mar. 31, 2011
Fair value of assets and liabilities that are measured on a recurring basis | Fair Value Measurements Using Inputs Considered as Level 2
Assets
Marketable securities	$ 8,546	$ 9,470
Derivatives	12,182	49,407
Liabilities
Derivatives	$ 6,518